CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
CONTINGENT LIABILITIES
20.	CONTINGENT LIABILITIES

World Gold Council

Gold Fields is a member of the World Gold Council. In terms of the membership agreement, all members are responsible for certain costs, including ongoing costs on a three year rolling basis, winding up costs, if applicable, and various other contingent liabilities. Apportionment of liabilities, should they arise, is done proportionate to the member’s production relative to the total production of all members. To date, no claims have been made on Gold Fields.

Occupational health care services

The Group provides occupational health care services to its employees through its existing facilities at the various operations. There is a risk that the cost of providing such services could increase in the future depending upon changes in the nature of underlying legislation and the profile of employees. This increased cost, should it transpire, is currently indeterminate. The Group is monitoring developments in this regard.

The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’ workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease, or COAD) as well as noise-induced hearing loss, or NIHL. The Occupational Diseases in Mines and Works Act 78 of 1973, or ODMWA, governs the payment of compensation and medical costs for certain illnesses, such as silicosis, contracted by those employed in mines or at sites where activities ancillary to mining are conducted. Recently, the South African Constitutional Court ruled that a claim for compensation under ODMWA does not prevent the employee from seeking to recover compensation from the employer concerned in a civil action under common law (either as individuals or as a class). While issues, such as negligence and causation, need to be proved on a case by case basis, it is nevertheless possible that such ruling could expose Gold Fields to claims related to occupational hazards and diseases (including silicosis), which may be in the form of a class action or similar group action. If Gold Fields were to face a significant number of such claims and the claims were suitably established against it, the payment of compensation for the claims could have a material adverse effect on the Gold Fields’ results of operations and financial condition. In addition, Gold Fields may incur significant additional costs arising out of these issues, including costs relating to the payment of fees, levies or other contributions in respect of compensatory or other funds established (if any) and expenditures arising out of its efforts to resolve any outstanding claims or other potential action.

Randgold and Exploration summons

On August 21, 2008, GFO, formerly known as Western Areas Limited, or WAL, a subsidiary of Gold Fields, received a summons from Randgold and Exploration Company Limited, or R&E, and African Strategic Investment (Holdings) Limited. The summons claims that during the period that WAL was under the control of Brett Kebble, Roger Kebble and others, WAL assisted in the unlawful disposal of shares owned by R&E in Randgold Resources Limited, or Resources, and Afrikander Lease Limited, now known as Uranium One. GFO’s assessment remains that it has sustainable defences to these claims and accordingly, GFO’s attorneys have been instructed to vigorously defend the claims. The claims have been computed in various ways. The highest claims have been computed on the basis of the highest prices of Resources and Uranium One between the dates of the alleged unlawful events and March 2008 (between R11 billion and R12 billion). The alternative claims have been computed on the basis of the actual amounts allegedly received by WAL to fund its operations (approximately R519 million). The claims lie only against GFO, which holds a 50% stake in the South Deep Mine. This alleged liability is historic and relates to a period of time prior to Gold Fields purchasing the Company. The plaintiffs have failed, to date, to prosecute their claims and the action remains in abeyance.

Acid mine drainage

Gold Fields has identified a risk of potential long term acid mine drainage, or AMD, on certain of its operations. AMD relates to the acidification and contamination of naturally occurring water resources by pyrite-bearing ore contained in underground mines and in rock dumps, tailings dams and pits on the surface. Gold Fields has not been able to reliably determine the financial impact that AMD might have on the Group, however Gold Fields has adopted a proactive approach by initiating all studies and rehabilitation to focus on AMD risk management, with particular emphasis on avoiding the flooding of its mines post closure, through ongoing pump arrangements.